Note 7 - Commitments and Contingencies: Schedule of Future Minimum Rental Payments for Operating Leases (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Details
2016	$ 165,620	$ 220,827
2017	101,249	101,249
2018 and beyond	0	0
Total Commitment	$ 266,869	$ 322,076